Derivative Financial Instruments - Notional Amounts of Transactions Outstanding (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges
Notional amount	£ 177,802	£ 163,361
Assets	2,439	1,720
Liabilities	1,008	1,019
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	9,059	12,941
Collateral cash	8,131	11,634
Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	47,322	38,505
Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	130,480	124,856
Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	78,423	81,241
Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	52,057	43,615
Exchange rate contracts
Disclosure of detailed information about hedges
Notional amount	41,342	34,579
Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	14,769	11,750
Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	538	590
Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	26,035	22,239
Interest rate contracts
Disclosure of detailed information about hedges
Notional amount	135,455	127,597
Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	31,599	25,617
Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	77,885	80,651
Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	25,971	21,329
Equity and credit contracts
Disclosure of detailed information about hedges
Notional amount	1,005	1,185
Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Notional amount	954	1,138
Equity derivative contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Notional amount	51	47
Derivative assets
Disclosure of detailed information about hedges
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	1,368	189
Derivative liabilities
Disclosure of detailed information about hedges
Collateral cash	70	202
Fair value
Disclosure of detailed information about hedges
Assets	2,439	1,720
Liabilities	1,008	1,019
Fair value | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	935	814
Liabilities	1,116	948
Fair value | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	3,677	2,127
Liabilities	2,065	1,292
Fair value | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,788	947
Liabilities	415	737
Fair value | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,889	1,180
Liabilities	1,650	555
Fair value | Exchange rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	320	159
Liabilities	299	183
Fair value | Exchange rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	12	39
Liabilities	4	0
Fair value | Exchange rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,717	996
Liabilities	186	338
Fair value | Interest rate contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	473	489
Liabilities	792	708
Fair value | Interest rate contracts | Fair value hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	1,776	908
Liabilities	411	737
Fair value | Interest rate contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	164	177
Liabilities	1,463	216
Fair value | Equity and credit contracts | Derivatives held for trading:
Disclosure of detailed information about hedges
Assets	142	166
Liabilities	25	57
Fair value | Equity derivative contracts | Cash flow hedges | Derivatives held for hedging
Disclosure of detailed information about hedges
Assets	8	7
Liabilities	1	1
Fair value | Derivative netting
Disclosure of detailed information about hedges
Assets	(2,173)	(1,221)
Liabilities	£ (2,173)	£ (1,221)